Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY
VERSUS
PERFORMANCE
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid to our named executive officers and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion & Analysis.”

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Evans (1)	Summary Compensation Table Total for Mr. Gordo (1)	Summary Compensation Table Total for Dr. Zoley (1)	Compensation Actually Paid to Mr. Evans (2)	Compensation Actually Paid to Mr. Gordo (2)	Compensation Actually Paid to Dr. Zoley (2)	Average Summary Compensation Total for Non-PEO Named Executive Officers (“NEO’s) (3)	Average Compensation Actually Paid to Non-PEO NEO’s (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income Attributable to GEO (7)	Adjusted Net Income (8)
		(a)	(a)		(b)	(b)	(c)	(d)			(in thousands)
2024	$5,611,237	$ —	$—	$13,926,436	$—	$—	$2,740,014	$5,145,420	$168	$102	$31,966	$100,974
2023	—	3,137,763	—	—	4,116,553	—	3,127,858	3,142,068	62	118	113,987	117,471
2022	—	4,531,272	—	—	7,028,722	—	3,206,216	5,585,202	56	99	171,813	171,196
2021	—	1,601,207	11,270,248	—	1,652,434	10,844,304	1,825,765	1,905,353	41	137	77,418	159,203
2020	—	—	2,041,894	—	—	(250,121)	1,596,221	889,174	63	103	113,032	155,581

(1)
The dollar amounts reflected in the columns labeled “(a)” are the amounts of total compensation reported for Messrs. Evans and Gordo and Dr. Zoley for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”

(2)
The dollar amounts reported in the columns labeled “(b)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation
S-K
and referred to as “CAP”) to Messrs. Evans and Gordo and Dr. Zoley. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Evans and Gordo and Dr. Zoley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Evans’ and Gordo’s and Dr. Zoley’s total compensation for each year to determine their respective CAP:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for PEOs
Year	Principal Executive Officer	Reported Summary Compensation Table for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
2024	Brian Evans	$ 5,611,237	(1,256,186)	$9,571,385	$13,926,436
2023	Jose Gordo	3,137,763	(1,101,130)	2,079,920	4,116,553
2022	Jose Gordo	4,531,272	(1,560,000)	4,057,450	7,028,722
2021	Jose Gordo	1,601,207	(391,253)	442,480	1,652,434
2021	George C. Zoley	11,270,248	(1,978,000)	1,552,056	10,844,304
2020	George C. Zoley	2,041,894	(2,452,500)	160,485	(250,121)

Summary of Equity Adjustments – PEO
Year	Principal Executive Officer	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	Brian Evans	$3,446,949	$5,803,400	$—	$321,036	$—	$9,571,385
2023	Jose Gordo	1,901,650	187,205	—	(8,936)	—	2,079,920
2022	Jose Gordo	3,720,000	346,909	—	(9,458)	—	4,057,450
2021	Jose Gordo	449,368	(4,912)	—	(1,977)	—	442,480
2021	George C. Zoley	1,869,156	(166,125)	—	(150,975)	—	1,552,056
2020	George C. Zoley	1,186,500	(1,048,965)	—	22,950	—	160,485

(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary Compensation Table.” The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, George C. Zoley, Mark J. Suchinski, Shayn P. March, Wayne Calabrese and James Black; (ii) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (iii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iv) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (v) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

(4)
The dollar amounts reported in column (d) represent the average CAP for the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the non-PEO
NEOs as a group for each year to determine the average CAP for such group:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for Non-PEO NEO’s
Year	Reported Summary Compensation Table for Non-PEO NEO’s	Reported Value of Equity Awards	Equity Award Adjustments	Defined Benefit Plan Service Cost Additions	Defined Benefit Plan Actuarial Value Deductions	Compensation Actually Paid to Non-PEO NEO’s
2024	$2,740,014	$(739,177)	$3,847,183	$ 9,287	$(711,896)	$5,145,420
2023	3,127,858	(652,226)	1,088,787	35,157	(457,507)	3,142,068
2022	3,206,216	(757,001)	3,070,663	65,325	—	5,585,202
2021	1,825,765	(656,695)	705,983	112,964	(82,664)	1,905,353
2020	1,596,221	(534,420)	(54,035)	91,840	(210,432)	889,174

Summary of Equity Adjustments - Non-PEO NEO’s
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$1,794,383	$1,920,708	$—	$132,092	$—	$3,847,183
2023	982,295	482,566	—	(376,074)	—	1,088,787
2022	1,684,263	1,507,130	—	(120,730)	—	3,070,663
2021	768,741	(36,338)	—	(26,421)	—	705,983
2020	197,430	(252,868)	—	1,404	—	(54,035)

(5)	Cumulative Total Shareholder Return (“TSR”) is calculated in accordance with the requirements of Item 402(v) of Regulation S-K.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group consisted of similarly sized equity REIT’s in 2020 and 2021. In 2022, due to the transition from REIT status in late 2021, the Compensation Committee continued to review compensation data from the REIT peer group while also referencing market data from a broad survey of general industry companies with revenues between $1 and $3 billion. In 2023 and 2024, our peer group consisted of companies in the categories of security and alarm services, commercial services and supplies and health care facilities with similar revenues and market cap.

(7)	The dollar amounts reported represent the amount of net income attributable to The GEO Group, Inc. reflected in the Company’s audited consolidated financial statements for the applicable year.

(8)
Adjusted Net Income is calculated as net income/(loss) attributable to GEO adjusted for, if applicable in a given year, gain/loss on asset divestitures/impairment, pre-tax,
gain/loss on extinguishment of debt, litigation costs and settlements, pre-tax,
start-up
expenses,
pre-tax,
transaction fees,
pre-tax,
one-time
employee restructuring expenses,
pre-tax,
ATM equity program expenses,
pre-tax,
close-out
expenses,
pre-tax,
discreet tax benefit, and the tax effect of adjustments to net income attributable to The GEO Group, Inc. Please refer to Appendix A for a reconciliation of Adjusted Net Income to our results as reported under GAAP.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary Compensation Table.” The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, George C. Zoley, Mark J. Suchinski, Shayn P. March, Wayne Calabrese and James Black; (ii) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (iii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iv) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (v) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group consisted of similarly sized equity REIT’s in 2020 and 2021. In 2022, due to the transition from REIT status in late 2021, the Compensation Committee continued to review compensation data from the REIT peer group while also referencing market data from a broad survey of general industry companies with revenues between $1 and $3 billion. In 2023 and 2024, our peer group consisted of companies in the categories of security and alarm services, commercial services and supplies and health care facilities with similar revenues and market cap.
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reflected in the columns labeled “(a)” are the amounts of total compensation reported for Messrs. Evans and Gordo and Dr. Zoley for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”

(2)
The dollar amounts reported in the columns labeled “(b)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation
S-K
and referred to as “CAP”) to Messrs. Evans and Gordo and Dr. Zoley. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Evans and Gordo and Dr. Zoley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Evans’ and Gordo’s and Dr. Zoley’s total compensation for each year to determine their respective CAP:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for PEOs
Year	Principal Executive Officer	Reported Summary Compensation Table for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
2024	Brian Evans	$ 5,611,237	(1,256,186)	$9,571,385	$13,926,436
2023	Jose Gordo	3,137,763	(1,101,130)	2,079,920	4,116,553
2022	Jose Gordo	4,531,272	(1,560,000)	4,057,450	7,028,722
2021	Jose Gordo	1,601,207	(391,253)	442,480	1,652,434
2021	George C. Zoley	11,270,248	(1,978,000)	1,552,056	10,844,304
2020	George C. Zoley	2,041,894	(2,452,500)	160,485	(250,121)

Summary of Equity Adjustments – PEO
Year	Principal Executive Officer	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	Brian Evans	$3,446,949	$5,803,400	$—	$321,036	$—	$9,571,385
2023	Jose Gordo	1,901,650	187,205	—	(8,936)	—	2,079,920
2022	Jose Gordo	3,720,000	346,909	—	(9,458)	—	4,057,450
2021	Jose Gordo	449,368	(4,912)	—	(1,977)	—	442,480
2021	George C. Zoley	1,869,156	(166,125)	—	(150,975)	—	1,552,056
2020	George C. Zoley	1,186,500	(1,048,965)	—	22,950	—	160,485

Non-PEO NEO Average Total Compensation Amount	$ 2,740,014	$ 3,127,858	$ 3,206,216	$ 1,825,765	$ 1,596,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,145,420	3,142,068	5,585,202	1,905,353	889,174
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary Compensation Table.” The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, George C. Zoley, Mark J. Suchinski, Shayn P. March, Wayne Calabrese and James Black; (ii) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (iii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iv) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (v) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

(4)
The dollar amounts reported in column (d) represent the average CAP for the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the non-PEO
NEOs as a group for each year to determine the average CAP for such group:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for Non-PEO NEO’s
Year	Reported Summary Compensation Table for Non-PEO NEO’s	Reported Value of Equity Awards	Equity Award Adjustments	Defined Benefit Plan Service Cost Additions	Defined Benefit Plan Actuarial Value Deductions	Compensation Actually Paid to Non-PEO NEO’s
2024	$2,740,014	$(739,177)	$3,847,183	$ 9,287	$(711,896)	$5,145,420
2023	3,127,858	(652,226)	1,088,787	35,157	(457,507)	3,142,068
2022	3,206,216	(757,001)	3,070,663	65,325	—	5,585,202
2021	1,825,765	(656,695)	705,983	112,964	(82,664)	1,905,353
2020	1,596,221	(534,420)	(54,035)	91,840	(210,432)	889,174

Summary of Equity Adjustments - Non-PEO NEO’s
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$1,794,383	$1,920,708	$—	$132,092	$—	$3,847,183
2023	982,295	482,566	—	(376,074)	—	1,088,787
2022	1,684,263	1,507,130	—	(120,730)	—	3,070,663
2021	768,741	(36,338)	—	(26,421)	—	705,983
2020	197,430	(252,868)	—	1,404	—	(54,035)

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our cumulative total shareholder return across our last five completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our net income across our last five completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Net Income
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our adjusted net income across our last five completed fiscal years.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph describes the relationship between (a) our cumulative total shareholder return across our last five completed fiscal years and (b) the cumulative total shareholder return for our peer group across the same period.

Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion & Analysis,” the Compensation Committee’s fundamental philosophy is to closely link executive compensation with the achievement of performance goals tied to key metrics and to create an owner-oriented culture through our executive compensation programs. The objectives of our executive compensation program are to ensure that we are able to attract and retain highly skilled executives and to provide a compensation program that incentivizes management to optimize business performance, deploy capital productively, and increase long-term stockholder value. The most important financial performance measures used by the Compensation Committee for the most recently completed fiscal year to link compensation actually paid to our named executive officers to the Company’s performance are as follows:

•	Adjusted Net Income

•	Adjusted EBITDA

•	Return on Capital Employed

•	Revenue

Total Shareholder Return Amount	$ 168	62	56	41	63
Peer Group Total Shareholder Return Amount	102	118	99	137	103
Net Income (Loss)	$ 31,966,000	$ 113,987,000	$ 171,813,000	$ 77,418,000	$ 113,032,000
Company Selected Measure Amount	100,974,000	117,471,000	171,196,000	159,203,000	155,581,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Jose Gordo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,137,763	$ 4,531,272	$ 1,601,207
PEO Actually Paid Compensation Amount		$ 4,116,553	$ 7,028,722	$ 1,652,434
PEO Name		Jose Gordo	Jose Gordo	Jose Gordo
George C. Zoley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,270,248	$ 2,041,894
PEO Actually Paid Compensation Amount				$ 10,844,304	$ (250,121)
PEO Name				George C. Zoley	George C. Zoley
Brian Evans [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,611,237
PEO Actually Paid Compensation Amount	$ 13,926,436
PEO Name	Brian Evans
PEO | Jose Gordo [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,079,920	$ 4,057,450	$ 442,480
PEO | Jose Gordo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,901,650	3,720,000	449,368
PEO | Jose Gordo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		187,205	346,909	(4,912)
PEO | Jose Gordo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,936)	(9,458)	(1,977)
PEO | Jose Gordo [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,101,130)	(1,560,000)	(391,253)
PEO | George C. Zoley [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,552,056	$ 160,485
PEO | George C. Zoley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,869,156	1,186,500
PEO | George C. Zoley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(166,125)	(1,048,965)
PEO | George C. Zoley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(150,975)	22,950
PEO | George C. Zoley [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,978,000)	(2,452,500)
PEO | Brian Evans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,571,385
PEO | Brian Evans [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,571,385
PEO | Brian Evans [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,446,949
PEO | Brian Evans [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,803,400
PEO | Brian Evans [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,036
PEO | Brian Evans [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,256,186)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,847,183	1,088,787	3,070,663	705,983	(54,035)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,794,383	982,295	1,684,263	768,741	197,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,920,708	482,566	1,507,130	(36,338)	(252,868)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,092	(376,074)	(120,730)	(26,421)	1,404
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(739,177)	(652,226)	(757,001)	(656,695)	(534,420)
Non-PEO NEO | Defined Benefit Plan Actuarial Value Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,896)	(457,507)		(82,664)	(210,432)
Non-PEO NEO | Defined Benefit Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,287	$ 35,157	$ 65,325	$ 112,964	$ 91,840